SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 0	$ 0